Long-term Investments - Summary of Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Investment Holdings [Line Items]
Beginning balance	¥ 73,001		¥ 46,084	¥ 23,395
Additions	10,000		33,414	22,450
Share of earnings/(loss) of an equity investee	(2,200)	$ (319)	2,660	239
Reclassification
Fair value change	(2,784)		(4,224)
Realized gain/(loss)			265
Exchange adjustments	288		232
Impairment			(1,610)
Disposal	(1,000)		(3,820)
Ending balance	77,305	$ 11,208	73,001	46,084
Equity investments measured under measurement alternative [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	34,695		24,695	14,500
Additions			12,500	1,000
Share of earnings/(loss) of an equity investee
Reclassification				9,195
Fair value change
Realized gain/(loss)
Exchange adjustments
Impairment			(1,610)
Disposal	(1,000)		(890)
Ending balance	33,695		34,695	24,695
Equity Method [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	33,949		21,389	8,895
Additions	10,000		9,900	21,450
Share of earnings/(loss) of an equity investee	(2,200)		2,660	239
Reclassification				(9,195)
Fair value change
Realized gain/(loss)
Exchange adjustments
Impairment
Disposal
Ending balance	41,749		33,949	21,389
Investment Accounted For At Fair Value [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	840
Additions			4,641
Share of earnings/(loss) of an equity investee
Reclassification
Fair value change	(109)		(1,339)
Realized gain/(loss)			265
Exchange adjustments	77		203
Impairment
Disposal			(2,930)
Ending balance	808		840
Equity Investments Measured Under NAV Practical Expedient [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	3,517
Additions			6,373
Share of earnings/(loss) of an equity investee
Reclassification
Fair value change	(2,675)		(2,885)
Realized gain/(loss)
Exchange adjustments	211		29
Impairment
Disposal
Ending balance	¥ 1,053		¥ 3,517